Segments - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Total	$ 248,536	$ 110,990
Service fee for arrangements for sale of Dandruff products [Member]
Schedule of Revenue [Line Items]
Total		75,147
Licensing and milestone fees – Luliconazole [Member]
Schedule of Revenue [Line Items]
Total	116,900
Sale of products [Member]
Schedule of Revenue [Line Items]
Total	121,424	28,113
Royalty income related to above product sales [Member]
Schedule of Revenue [Line Items]
Total	$ 10,212	$ 7,730